OTHER LONG-TERM ASSETS - Narrative (Details) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Thousands									12 Months Ended
	Nov. 08, 2018 USD ($)	Nov. 08, 2018 CAD ($) $ / shares shares	Sep. 17, 2018 USD ($)	Sep. 17, 2018 CAD ($) $ / shares shares	Aug. 10, 2018 USD ($)	Aug. 10, 2018 CAD ($) $ / shares shares	May 29, 2018 USD ($)	May 29, 2018 CAD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2017 USD ($)	Sep. 30, 2018 shares
Investment [Line Items]
Purchase price of investments | $									$ 66,124	$ 80,844
Bonterra Resources Inc.
Investment [Line Items]
Number of shares in entity held/owned (in shares)											37,540,290
Number of warrants in entity held/owned (in shares)											6,136,072
Number of shares called by each warrant (in shares)											9,841,646
Share consolidation ratio	10	10
Investment shares/units acquired (in shares)		706,600
Share price of transaction (in CAD or AUD per share) | $ / shares		$ 3.30
Purchase price of investments	$ 1,773	$ 2,332
Bonterra Resources Inc. | Metanor Resources Inc.
Investment [Line Items]
Shares exchange ratio in acquisition											1.6039
Osisko Mining Inc.
Investment [Line Items]
Investment shares/units acquired (in shares)				14,705,882		17,921,750
Share price of transaction (in CAD or AUD per share) | $ / shares				$ 1.70		$ 2.08
Purchase price of investments			$ 19,203	$ 25,000	$ 28,564	$ 37,456
Percentage of interests acquired				5.00%		8.58%
Novo Resources Corp.
Investment [Line Items]
Investment shares/units acquired (in shares)								4,000,000
Share price of transaction (in CAD or AUD per share) | (per share)								$ 5.00	$ 2.48
Purchase price of investments							$ 16,120	$ 20,900